TRADE ACCOUNTS RECEIVABLE (Allowance for doubtful accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2019	Dec. 30, 2018	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Changes in allowance account for credit losses of financial assets [abstract]
Adjustments relating to initial adoption of new accounting standards (note 2(c))			$ (2,176)	$ (1,515)
Allowance for doubtful accounts
Changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of fiscal year	$ (7,547)	$ (5,054)
Adjusted balance, beginning of fiscal year					$ (5,845)
Impairment of trade accounts receivable	(27,652)	(3,634)
Write-off of trade accounts receivable	28,015	1,932
Balance, end of fiscal year	$ (7,184)	$ (7,547)
IFRS 9
Changes in allowance account for credit losses of financial assets [abstract]
Adjustments relating to initial adoption of new accounting standards (note 2(c))				$ (791)